Revenue - Allowance for Credit Loss Rollforward (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at Beginning of Period	$ 23,912
Charged to Expense, net	4,756
Write-Offs and Deductions	(4,633)
Foreign Currency Translation	(471)
Balance at End of Period	$ 23,564